Related Parties (Details 2) - THCAP [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Retainer fees			$ 28
Director's fee		6	8
Total		$ 6	$ 36